Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
INCOME TAXES

The components of the Company’s net deferred income taxes are as follows (rounded):

	Years Ended December 31,
	2,011	2,010
Deferred tax assets:
Net operating loss carry forwards	$6,836,000	$5,233,000
Accrued expenses	37,000	—
Depreciation and amortization	(2,000)	63,000
Other	13,000	5,000
Gross deferred income tax assets	6,884,000	5,301,000
Valuation allowance	(6,884,000)	(5,301,000)
Total deferred income tax assets	$—	$—

The following summary reconciles differences from taxes at the federal statutory rate with the effective rate:

	Years Ended December 31,
	2,011	2,010
Federal income tax at statutory rates	(34.0)%	(34.0)%
Change in deferred tax asset valuation allowance	39.8%	37.8%
Deferred state taxes	(3.8)%	(3.7)%
Non-deductible expenses:
Meals & entertainment	0.1%	0.2%
Other	(2.1)%	(0.3)%
Income taxes (benefit) at effective rates	—%	—%

The Company has incurred net losses since inception. At December 31, 2011, the Company had approximately $18,167,000 in net operating loss carryforwards for U.S. federal and state income tax purposes that expire in various amounts between the years of 2026 and 2031. The change in valuation allowance for the years ended December 31, 2011 and 2010 was an increase of $1,583,000 and $815,000, respectively, resulting primarily from net operating losses generated during the periods.